Operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total operating lease, right of use asset	$ 5,577	$ 4,499
Current portion of operating lease obligations	4,965	3,807
Non-current portion of operating lease obligations	476	510
Present value of lease liabilities	5,441	4,317
Time charters [Member]
Total operating lease, right of use asset	4,418	3,492
Current portion of operating lease obligations	4,418	3,492
Sublease Income	50,000	43,600
Office Space [Member]
Total operating lease, right of use asset	1,159	1,007
Current portion of operating lease obligations	547	315
Non-current portion of operating lease obligations	$ 476	$ 510